Prepaid expenses and other assets	6 Months Ended
Jun. 30, 2021
Subclassifications of assets, liabilities and equities [abstract]
Prepaid expenses and other assets	Prepaid expenses and other assets
The following is a table summarizing our prepaid expenses and other current assets as of June 30, 2021 and December 31, 2020:

	As of
In thousands of U.S. dollars	June 30, 2021	December 31, 2020
SSM - prepaid vessel operating expense	$4,535	$3,975
Prepaid vessel operating expenses - third parties	2,028	1,757
Prepaid insurance	1,762	574
Prepaid interest	—	4,035
Other prepaid expenses	2,125	2,089
	$10,450	$12,430